Loans and advances to customers - Allowance for impairment losses - Post-model adjustments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ (1,616,873)	$ (1,773,414)
Loans and advances - Customers
Financial assets
Financial assets	(751,053)	$ (698,276)
Post-model adjustments or overlay (as a percent)		6.00%
Commercial, financial and industrial loans
Financial assets
Post-model adjustments or overlay (as a percent)		15.00%
Public sector loans
Financial assets
Post-model adjustments or overlay (as a percent)		7.00%
Securitized mortgage assets
Financial assets
Post-model adjustments or overlay (as a percent)		(1.00%)
Loans to customers
Financial assets
Post-model adjustments or overlay (as a percent)		3.00%
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Post-model adjustments or overlay (as a percent)		6.00%
Installment loans to individuals - Non-revolving consumer loans
Financial assets
Post-model adjustments or overlay (as a percent)		0.00%
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	(736,997)	$ (687,432)
Impairment losses | Loans and advances - Customers
Financial assets
Financial assets	21,035	25,551	$ 21,970	$ 21,516
Impairment losses | Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	21,028	25,551
Post-model adjustments or overlay	0	(1,458)
Impairment losses | Financial assets at amortized cost category | Commercial, financial and industrial loans
Financial assets
Financial assets	8,123	8,887
Impairment losses | Financial assets at amortized cost category | Public sector loans
Financial assets
Financial assets	124	15
Impairment losses | Financial assets at amortized cost category | Securitized mortgage assets
Financial assets
Financial assets	4,504	4,078
Impairment losses | Financial assets at amortized cost category | Loans to customers
Financial assets
Financial assets	8,277	12,571
Impairment losses | Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Financial assets	3,852	6,350
Impairment losses | Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans
Financial assets
Financial assets	$ 4,425	6,221
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Loans and advances - Customers
Financial assets
Financial assets		24,093
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Commercial, financial and industrial loans
Financial assets
Financial assets		7,757
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Public sector loans
Financial assets
Financial assets		14
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Securitized mortgage assets
Financial assets
Financial assets		4,108
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Loans to customers
Financial assets
Financial assets		12,214
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Financial assets		6,010
Impairment losses | Financial assets at amortized cost category | IFRS 9 Model | Installment loans to individuals - Non-revolving consumer loans
Financial assets
Financial assets		6,204
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Loans and advances - Customers
Financial assets
Post-model adjustments or overlay		(613)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Commercial, financial and industrial loans
Financial assets
Post-model adjustments or overlay		(558)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Public sector loans
Financial assets
Post-model adjustments or overlay		(1)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Securitized mortgage assets
Financial assets
Post-model adjustments or overlay		30
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Loans to customers
Financial assets
Post-model adjustments or overlay		(84)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Post-model adjustments or overlay		(67)
Impairment losses | Financial assets at amortized cost category | Macroeconomic overlay | Installment loans to individuals - Non-revolving consumer loans
Financial assets
Post-model adjustments or overlay		(17)
Impairment losses | Financial assets at amortized cost category | Impairment overlay | Loans and advances - Customers
Financial assets
Post-model adjustments or overlay		(845)
Impairment losses | Financial assets at amortized cost category | Impairment overlay | Commercial, financial and industrial loans
Financial assets
Post-model adjustments or overlay		(572)
Impairment losses | Financial assets at amortized cost category | Impairment overlay | Loans to customers
Financial assets
Post-model adjustments or overlay		(273)
Impairment losses | Financial assets at amortized cost category | Impairment overlay | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Post-model adjustments or overlay		$ (273)